Pension Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost in next fiscal year	¥ (1,131)
Estimated portions of net prior service credit that will be recognized as a component of net pension cost in next fiscal year	831
Estimated portions of net prior service credit that will be recognized as a component of net pension cost in next fiscal year	54
Accumulated benefit obligations for all defined benefit pension plans	61,992	56,766
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	9,341	5,210
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	8,844	4,898
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	4,833	3,019
Expected pension plans contributions by Company and certain subsidiaries in next fiscal year	3,008
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 1,500	¥ 1,409	¥ 1,578
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	30.00%	20.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	50.00%	50.00%
Other investment
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	20.00%	30.00%